Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories, Net [Abstract]
Finished goods	$ 4,084,466	$ 4,642,982
Total	4,084,466	4,642,982
Less: valuation allowance
Inventories, net	$ 4,084,466	$ 4,642,982